ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
May 31, 2022
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accured Liabilities

	May 31, 2022	November 30, 2021
	$	$
Accounts payable	3,466,544	1,625,418
Accrued liabilities	328,153	242,601
Loans to employees	97,055	-
Wages payable	58,158	102,079
Payroll taxes payable	48,783	31,634
Accounts payable and accrued liabilities	3,998,693	2,001,732